Annual Total Returns- Vanguard Mega Cap Value Index Fund (ETF) [BarChart] - ETF - Vanguard Mega Cap Value Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.98%	1.47%	14.95%	32.12%	12.97%	(0.18%)	16.62%	16.79%	(4.05%)	25.73%